INVESTMENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 16, 2013 Firstleap Education item	Dec. 31, 2013 Firstleap Education	Dec. 31, 2013 Convertible Preferred Stock	Dec. 31, 2012 Convertible Preferred Stock	Dec. 31, 2011 Convertible Preferred Stock	Jul. 16, 2013 Convertible Preferred Stock Firstleap Education	Jul. 31, 2012 Convertible Preferred Stock Firstleap Education	Dec. 31, 2013 Trading securities	Dec. 31, 2012 Trading securities	Dec. 31, 2011 Trading securities	Dec. 31, 2013 Held-to-maturity securities Short-term investments	Dec. 31, 2012 Held-to-maturity securities Short-term investments	Dec. 31, 2011 Held-to-maturity securities Short-term investments	Dec. 31, 2013 Held-to-maturity securities Long term investments	Dec. 31, 2012 Held-to-maturity securities Long term investments	Dec. 31, 2011 Held-to-maturity securities Long term investments	Dec. 31, 2013 Cash equivalents	Dec. 31, 2012 Cash equivalents	Dec. 31, 2011 Cash equivalents
Investment
Interest income	$ 7,279	$ 6,722	$ 3,766											$ 5,728	$ 2,074	$ 593	$ 86	$ 0	$ 0	$ 895	$ 4,177	$ 2,016
Gains from the securities											12	0	0
Cash consideration for purchase of shares									1,632	4,786
Number of shares acquired										1,272,000
Equity ownership interest (as a percent)					16.11%				16.11%	12.72%
Number of board seats held				2
Number of board seats of investee				6
Number of board seats held, before additional investment				1
Number of board seats, before additional investment				5
Net unrealized gain on available-for-sale securities, net of tax effects of nil for the year	$ 93	$ 339				$ 93	$ 339	$ 0